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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   June 30, 2002
                                                -------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

June 30, 2002

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                    COM          002893-10-5       499,008     18,400       X         1                18,400
Agnico Eagle Mines, Ltd.             COM          008474-10-8       506,090     22,900       X         1                22,900
Alcan Inc                            COM          01371610-5      2,452,250     42,500       X         1                42,500
Alliance Atlantis                    COM          01853E-20-4       240,069     12,900       X         1                12,900
Ampex Corp.                          COM          032092-10-8        20,505    186,411   X             0     186,411
Angiotech Pharm                      COM          34918-10-2        300,457      5,300
Ballard Power Systems                COM          05858H-10-4       738,920     28,000       X         1                28,000
Bank of Montreal                     COM          06367-11-0      2,481,240     69,600       X         1                69,600
BCE Inc.                             COM          05534-B1-0      7,820,677    296,350       X         1               296,350
Biomira                              COM          09161R10-6         75,225     17,700       X         1                17,700
Boardwalk Equities                   COM          09661310-4        162,000     10,800       X         1                10,800
Brascan Corp                         COM          1054P-60-6      6,998,000    200,000       X         1               200,000
Brookfield PPTYS                     COM          112900-10-5       898,592     28,709       X         1                28,709
Budget Group, Inc.                   COM          119003-10-1       262,136  1,310,679   X             0   1,310,679
Canadian 88 Energy                   COM          13566G-50-9       123,942     45,400       X         1                45,400
Canadian Imperial Bank               COM          13606910-1     11,440,440    235,400       X         1               235,400
Canadian Life Financial              COM          135113-10-8     2,016,240     54,200       X         1                54,200
Canadian National Ry                 COM          13637-51-0      4,642,320     58,000       X         1                58,000
Canadian Pacific Ry                  COM          13645T10-0      2,971,190     79,000       X         1                79,000
Certicom Corp                        COM          15691510-0          8,670     10,200       X         1                10,200
CHC Helicopter Corp                  COM          12541C20-3        207,000      6,000       X         1                 6,000
Cognicase Inc                        COM          19242310-0        129,580     20,900       X         1                20,900
Coinstar Inc.                        COM          19259P-30-0       855,750     35,000   X             0       35000
Corel Corp.                          COM          21868Q-10-9        30,360     26,800       X         1                26,800
Creo Products                        COM          13566G-50-9       272,896     16,400       X         1                16,400
Cryptologic Inc                      COM          228906-10-3        72,571      3,100       X         1                 3,100
Crystallex Intl Corp                 COM          22942F-10-1        82,215     26,100       X         1                26,100
Dean Foods                           COM          242370-10-4     4,184,911    112,196   X             0     154,747
Decoma Intl                          COM          13566G-50-9       114,920      6,800       X         1                 6,800
Descartes Systems                    COM          249906-10-8       200,096     16,900       X         1                16,900
Devon Energy Corp                    COM          25179M103       7,625,932    154,747   X             0     154,747
Dorel Industries                     COM          25822C-20-5       253,280      8,100       X         1                 8,100
Echo Bay Mines                       COM          278751-10-2        67,636     45,700       X         1                45,700
Exfo-electro optic                   COM          302043-10-4        76,692      7,700       X         1                 7,700
Enbridge Inc.                        COM          29250N10-5      9,361,989    209,300       X         1               209,300
Extendicare Inc.                     COM          30224T-87-1       111,780     20,700       X         1                20,700
Firstservice Corp                    COM          33761N10-9        154,748      4,400       X         1                 4,400
Four Seasons Hotels                  sub vtg shs  35100E10-4      1,478,575     17,500       X         1                17,500
Fording Inc                          COM          34542610-0        539,760     17,300       X         1                17,300
GSI Lumonics                         COM          34542610-0        212,135     13,300       X         1                13,300
GT Group Telecom                     COM          36235940-8         12,084     21,200       X         1                21,200
Glamis Gold, Ltd.                    COM          376775-10-2       229,910     27,700       X         1                27,700
Goldcorp Inc                         COM          38095640-9        765,900     27,600       X         1                27,600
Golden State Vintners                COM          38121K-20-8     2,305,433    658,695   X             0      658695
Hemosaol                             COM          42369K10-2         62,775     13,500       X         1                13,500
Hummingbird Commun                   COM          44544R-10-1       204,600      6,200       X         1                 6,200
Hurricane Hydrocarbon                COM          44779E10-6        453,150     19,000       X         1                19,000
ID Biomedical                        COM          44936D10-8         53,233      5,580       X         1                 5,580
Imperial Oil                         COM          45303840-8      1,777,830     57,000       X         1                57,000
Intertape Plymr Grp                  COM          460919-10-3       162,800     11,200       X         1                11,200
Intrawest Corp.                      COM          460915-20-0       384,336     15,400       X         1                15,400
IPSCO Inc.                           COM          462622-10-1       347,726     15,800   X             0      15,800
Kinross Gold                         COM          49690210-7        270,180    118,500       X         1               118,500
K-Swiss, Inc                         COM          482686-10-2     5,196,000    200,000   X             1               200,000
Leitch                               COM          52543H10-7         89,628      9,700       X         1                 9,700
Lions Gate Int                       COM          53591920-3         55,695     14,100       X         1                14,100
LodgeNet Entertainment               COM          540211-10-9     2,302,400    160,000   X             0      160000
MDC Corporation                      COM          55267W-30-9        32,000      5,300       X         1                 5,300
Methanex                             COM          59151K-10-8       422,902     27,600       X         1                27,600
Moore Corp, LTD                      COM          615785-10-2       572,700     37,200       X         1                37,200
Nabors Industries, Inc.              COM          629568-10-6     4,589,000    337,900   X             0     337,900
Noranda                              COM          65542210-3      1,543,100    130,000       X         1               130,000
Open Text Corp.                      COM          683715-10-6       267,129      6,700       X         1                 6,700
Pan American Silver                  COM          697900-10-8       120,560     13,700       X         1                13,700
Petro Canada                         COM          71644E10-2      4,639,780    113,000       X         1               113,000
Potash Corp of Sask                  COM          73755L10-7        289,100      2,800       X         1                 2,800
QLT Phototherapeut                   COM          746927-10-2       446,963     22,700       X         1                22,700
Quebecor Printing                    COM          748203-10-6     3,986,520     95,600       X         1                95,600
Research In Motion                   COM          760975-10-2       802,554     19,900       X         1                19,900
Royal Bank of CDA                    COM          788087-10-2    12,278,560    230,800
Royal Group Tech                     COM          779915-10-7       768,825     25,500       X         1                25,500
Sierra Wireless                      COM          826516-10-6       159,000      5,300       X         1       4,600     4,600
Steinway Musical Inst.               COM          858495-10-4    33,032,034  1,543,553   X             0   1,543,553
Tesco Corp.                          COM          88157K-10-1       224,305     11,300       X         1                11,300
TLC Laser Eye                        COM          87255E-10-8        68,040     12,600       X         1                12,600
Toronto Dominion                     COM          89116-05-0     11,392,650    261,000       X         1                22,300
Trans Canada Pplns                   COM          893526-10-3     6,847,200    317,000
Vasogen                              COM          92232F-10-3        96,064     15,200       X         1                12,600
Verizon Communications               COM          92343V-10-4     3,377,257     84,116   X             0      84,116
Westcast Industries                  COM          92232F-10-3        99,750      1,900       X         1                12,600
Westaim Corp                         COM          956909-10-5       124,160     25,600       X         1                22,300
Zi Corporation                       COM          988918-10-8       101,616     12,300       X         1                10,800

TOTALS                                                          171,646,245  8,241,136                     4,646,248 2,852,839
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